Longterm debt and credit facility - Credit Facility (Details) $ in Thousands, $ in Millions			12 Months Ended
	Jul. 21, 2025 CAD ($) item	Jul. 21, 2025 USD ($) item	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)	Jul. 21, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CAD ($)
Long-term debt and credit facility
Share and warrant issue expense and financing fees			$ (21,574)	$ (4,239)
Lease liabilities			3,900	400
Total payments			$ 144,557	$ 46,639			$ 18,587
Credit Facility
Long-term debt and credit facility
Amount of credit facility						$ 50
2025 Financing Facility
Long-term debt and credit facility
Amount of credit facility	$ 450,000
Period for subsequent advances	36 months	36 months
Borrowing costs incurred	$ 17,000
Share and warrant issue expense and financing fees	$ 9,000
2025 Financing Facility | Minimum
Long-term debt and credit facility
Credit facility term	3 years	3 years
2025 Financing Facility | Maximum
Long-term debt and credit facility
Credit facility term	8 years	8 years
2025 Financing Facility | Until the second advance
Long-term debt and credit facility
Adjustment to interest rate basis (as a percent)	0.10%				0.10%
Interest rate	9.50%				9.50%
2025 Financing Facility | After the second advance | SOFR
Long-term debt and credit facility
Adjustment to interest rate basis (as a percent)	0.10%				0.10%
Interest rate	7.50%				7.50%
2025 Financing Facility | First 12 months following the closing date
Long-term debt and credit facility
Interest paid in cash or kind ("PIK")	100.00%	100.00%
2025 Financing Facility | Subsequent Draws
Long-term debt and credit facility
Maximum payable interest in kind	50.00%	50.00%
2025 Financing facility initial draw
Long-term debt and credit facility
Amount of credit facility	$ 137,200				$ 100
2025 Financing facility subsequent draws
Long-term debt and credit facility
Number of subsequent draws of credit facility | item	4	4
Amount drawn on each subsequent draws		$ 50